Exhibit 99.1

Verizon Owner Trust 2017-2 Asset Backed Notes Sample Receivable Agreed-Upon Procedures Report To: Cellco Partnership Verizon ABS LLC 5 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cellco Partnership
Verizon ABS LLC
1 Verizon Way
Basking Ridge, New Jersey 07920

Re:	Verizon Owner Trust 2017-2 (the “Trust”) Asset Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), Verizon ABS LLC (the “Depositor”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch” or the “Sole Structurer”), J.P. Morgan Securities LLC (“JPM”) and MUFG Securities Americas Inc. (“MUFG,” together with the Sponsor, Depositor, BofA Merrill Lynch and JPM, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Trust’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.
Labeled “LOANTAPE_VZOT2017_2_STATPOOL - Loan num.txt” (the “Receivable Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains the LOAN_NUM (the “Receivable Number”) for certain device payment plan agreements (the “Statistical Receivables”) that are expected to be representative of the Receivables and

ii.
Labeled “LOANTAPE_VZOT2017_2_STATPOOL.txt” and the corresponding record layout and decode information (the “Statistical Data File,” together with the Receivable Listing File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Receivables as of 14 May 2017 (the “Statistical Cutoff Date”),

b.	Electronic data files:
i.	Labeled “finey 2017-05-16 east with hdr.txt,”
ii.	Labeled “finey 2017-05-16 nrth with hdr.txt” and
iii.	Labeled “finey 2017-05-16 west with hdr.txt”
and the corresponding record layouts and decode information (collectively, the “Vision Files”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Matching Preliminary Sample Receivables (as defined in Attachment A),
c.
An electronic file labeled “VZOT 2017-2 EY Random Sample (1000) - FICO SCORES.xlsx” (the “Data Warehouse File”) that the Sponsor, on behalf of the Depositor, indicated contains FICO score information from the Vision System relating to each Sample Receivable (as defined in Attachment A),

d.	Imaged copies of:
i.	The retail installment contract or installment loan agreement (collectively and as applicable, the “Contract”) and
ii.
Certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Contract, Vision Files and Data Warehouse File, the “Sources”)

relating to each Sample Receivable,
e.	The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Data File, which is shown on Exhibit 1 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Statistical Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Receivable Listing File, Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 June 2017

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 2,000 Statistical Receivables from the Receivable Listing File (the “Preliminary Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables they instructed us to randomly select from the Receivable Listing File.

For each Preliminary Sample Receivable, we compared the Receivable Number, as shown on the Receivable Listing File, to the corresponding Receivable Number (“INSTALL_LOAN_NO”), as shown on the Vision Files, and noted that:
a.	1,335 of the Preliminary Sample Receivables included on the Receivable Listing File were included on the Vision Files (the “Matching Preliminary Sample Receivables”) and
b.	665 of the Preliminary Sample Receivables included on the Receivable Listing File were not included on the Vision Files (the “Removed Preliminary Sample Receivables”).
The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Preliminary Sample Receivables.

2.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Matching Preliminary Sample Receivables (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Matching Preliminary Sample Receivables.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

3.
For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Statistical Data File Field Name	Source(s)	Note(s)

Receivable Number	LOAN_NUM	Contract, Vision Files and Data Warehouse File	i.
Interest rate	INTEREST_RATE	Contract or Vision Files	ii., iii.
Original loan amount	INSTALL_LOAN_AMT	Contract or Vision Files	ii., iii.
Phone cost	LOAN_TAX_BASE_AMT	(a) Contract, (b) Contract and recalculation (c) Vision Files	ii., iii., iv.
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Contract or Vision Files	ii., iii.
Loan first payment amount	LOAN_FIRST_COLL_AMT	Contract or Vision Files	ii., iii.
Payment frequency	PAYMENT_FREQUENCY	Contract or Vision Files	ii., iii.
Down payment amount	LOAN_DOWN_PMT_AMT	Contract or Vision Files	ii., iii.
FICO score	FICO_SCORE	Data Warehouse File
Customer ID	CUST_ID	Vision Files	i., iii.
Account number	ACCT_NUM	Vision Files	i., iii.
Customer type	VSN_CUST_TYPE_CD	Vision Files	iii.
State	STATE_CODE	Vision Files or System Screen Shots	iii., v.
Customer establish date	OLDEST_CUST_EST_DT	Vision Files or System Screen Shots	iii., v.
Account establish date	ACCT_ESTB_DT	Vision Files	iii.
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files	iii.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision Files or System Screen Shots	iii., v.
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision Files or System Screen Shots	iii., v.
Last payment tender type	LAST_PMT_TENDER_DESC	Vision Files or System Screen Shots	iii., v., vi.
Description of retail outlet	CHANNEL	Vision Files	iii., vii.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision Files and recalculation or (b) Vision Files, System Screen Shots and recalculation	v., viii.
Current loan balance	LOAN_OUTST_BAL_AMT	(a) Vision Files and recalculation or (b) System Screen Shots	v., ix.
Insurance indicator	INSURANCE_IND	Vision Files or System Screen Shots	x.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.
ii.
For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 25, 454, 466, 549 and 793), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the indicated Sample Characteristic for Sample Receivable Numbers 25, 454, 466, 549 and 793, the Sponsor, on behalf of the Depositor, instructed us to use the Vision Files as the Source (and in accordance with note iii. below, as applicable).

iii.
For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files (and in accordance with notes ii., v., vi. vii., as applicable, and the succeeding paragraph of this note iii.) corresponding to the Sample Characteristic as shown in the following table:

Sample Characteristic	Vision Files Field Name
Customer ID	CUST_ID_NO
Interest rate	LOAN_ANNUAL_PCT_RT
Original loan amount	INSTALL_LOAN_AMT
Phone cost	LOAN_TXABLE_BASE_AMT
Monthly payment amount	LOAN_MTHLY_PMT_AMT
Loan first payment amount	LOAN_FIRST_INSTALL_AMT
Payment frequency	LOAN_TERM_MTH_QTY
Down payment amount	LOAN_DOWN_PMT_AMT
Account number	ACCT_NO
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT

Exhibit 1 to Attachment A

Notes:  (continued)

iii.	(continued)

Sample Characteristic	Vision Files Field Name

Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment tender type	PMT_MEDIA_CD
Description of retail outlet	SLS_DIST_CHNL_DSC

For the purpose of comparing the payment frequency Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “monthly,” as shown on the Statistical Data File, if the corresponding payment frequency was “24,” as shown on the Vision Files.

iv.
For the purpose of comparing the phone cost Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total sales price or retail price, as applicable, as shown on the Contract, or, if the Contract did not contain the total sales price or retail price, the Sponsor, on behalf of the Depositor, instructed us to recalculate the phone cost by adding the:

a.	Original loan amount and
b.	Down payment amount,
both as shown on the Contract.

v.
For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Sources.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Statistical Data File agreed to the corresponding information on at least one such Source (and in accordance with notes iii., vi., viii. and ix., as applicable, and the succeeding paragraph of this note v.).  We performed no procedures to reconcile any differences that may exist between various Sources for the indicated Sample Characteristic.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cutoff Date.  For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, as applicable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cutoff Date.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.	For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement:
a.
With a value of “?,” as shown on the Statistical Data File, if the corresponding last payment tender type was “<blank>,” as shown on the Vision Files or System Screen Shots (and in accordance with notes iii. and v.) and

b.	If the information on the Statistical Data File agreed to any of the corresponding information on the System Screen Shots (and in accordance with note v.).

We performed no procedures to reconcile any differences that may exist relating to the information on the System Screen Shots for the last payment tender type.

vii.
For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

viii.	For each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Tenure”) as the difference in days between the:
a.	LOAN_CUST_SLS_DT, as shown on the Vision Files, and
b.	ORIG_EFF_DT, as shown on the Vision Files or System Screen Shots (and in accordance with note v.).

For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the Tenure, as calculated above in this note viii., agreed with the corresponding value on the Statistical Data File, in accordance with the following decode table:

Tenure	Statistical Data File Value

Less than 210	New
210 to 364	Exist 8-12 Mo
365 to 729	Exist 1-2 Yr
730 to 1,094	Exist 2-3 Yr
1,095 to 1,459	Exist 3-4 Yr
1,460 and 1,824	Exist 4-5 Yr
Greater than 1,824	Exist 5+ Yr

ix.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:

a.	TOT_APPLIED_PMT_AMT from
b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files (and in accordance with note v.).

Exhibit 1 to Attachment A

Notes:  (continued)

x.
For the purpose of comparing the insurance indicator Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement in accordance with the decode table that is shown below, subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this note x.):

Statistical Data File Value	Source Value	Source

Line level insurance	OFFERING_DSC value other than “blank	Vision Files
No insurance	OFFERING_DSC value of “blank”	Vision Files
Multi-line insurance	Description value of “ALB – Total Mobile Protect Multi-DVC”	System Screen Shots

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cutoff Date.  For the purpose of comparing the insurance indicator Sample Characteristic for each Sample Receivable with a insurance indicator value of “multi-line insurance,” as shown on the Statistical Data File, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cutoff Date.  We performed no procedures to reconcile any differences that may exist between various Sources for the insurance indicator Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.